SHAREHOLDERS' EQUITY (Schedule of estimated weighted average assumptions) (Details) - Employee [Member] - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	3.73%
Volatility	41.40%
Expected term (in years)	6 months
Minimal share price for vesting	$ 5.25
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	4.35%
Volatility	44.17%
Expected term (in years)	4 years